Subsequent Events (Details) - USD ($)	1 Months Ended
	Aug. 16, 2021	Mar. 31, 2021	Feb. 25, 2021
Subsequent Events (Details) [Line Items]
Shares issued	8.53
Amount paid (in Dollars)	$ 44,023
Isos Acquisition Corporation [Member]
Subsequent Events (Details) [Line Items]
Description of subsequent events		the Company effected a stock dividend of approximately 0.125 shares for each share of Class B common stock outstanding, resulting in the initial stockholders holding an aggregate of 6,468,750 founder shares (up to 843,750 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). The financial statements have been retroactively restated to reflect the stock dividend occurred in March 2021.
Class B Ordinary Shares [Member] | Isos Acquisition Corporation [Member]
Subsequent Events (Details) [Line Items]
Shares issued			576,786
Class B Ordinary Shares [Member] | Over-Allotment Option [Member] | Isos Acquisition Corporation [Member]
Subsequent Events (Details) [Line Items]
Shares issued			176,786